SUBSEQUENT EVENTS (Details Narrative)									6 Months Ended	12 Months Ended
	May 27, 2026 USD ($) shares	May 05, 2026 USD ($) $ / shares shares	Jan. 12, 2026 USD ($)	Dec. 13, 2025 USD ($)	Dec. 11, 2025 USD ($) $ / shares shares	Nov. 13, 2025 USD ($) $ / shares shares	Nov. 02, 2025	Dec. 19, 2024	Apr. 30, 2026 USD ($) $ / shares shares	Oct. 31, 2025 USD ($) shares	May 29, 2026 shares	Jan. 23, 2026 shares	Oct. 31, 2024 shares
Subsequent Event [Line Items]
Received cash proceeds									$ 1,375,000	$ 1,375,000
Interest rate										2.00%
Debt instrument maturity date description							Subsequent to October 31, 2025, the Company executed additional extensions of these promissory notes, extending the maturity dates from December 31, 2025 to December 31, 2026.	On December 19, 2024, the Company entered into nine separate Extension to Promissory Note agreements (the "December 2024 Extensions") with HNO Green Fuels, Inc., a Nevada corporation ("HNOGF"), a related party. These extensions amended nine promissory notes that were originally issued between December 1, 2021 and April 17, 2023, extending their maturity dates from December 31, 2024 to December 31, 2025.
Convertible notes payables										$ 785,000
Principal amount									192,500
Original issue discount									$ 25,428
Exercise price | $ / shares									$ 0.25
Common stock shares, issued | shares									101,821,989	100,795,491			419,437,865
Convertible Note Conversion [Member]
Subsequent Event [Line Items]
Converted principal					$ 47,446
Conversion price | $ / shares					$ 0.245625
Interest rate					75.00%
Common stock issued upon conversion | shares					193,164
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares, issued | shares											33,334
Subsequent Event [Member] | Initial Commitment Shares [Member]
Subsequent Event [Line Items]
Issued shares | shares	500,000
Fair value	$ 55,000
Issuace of stock, description	Upon physical issuance on May 27, 2026, the $55,000 common stock payable balance was reclassified to permanent equity, with $500 credited to common stock (par value $0.001 × 500,000 shares) and $54,500 credited to additional paid-in capital. No additional compensation expense was recognized at the time of issuance.
Subsequent Event [Member] | Convertible Note Conversion [Member]
Subsequent Event [Line Items]
Converted principal					$ 47,446
Conversion price | $ / shares					$ 0.245625
Interest rate					75.00%
Common stock issued upon conversion | shares					193,164
M S C Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion price | $ / shares		$ 0.001
Interest rate		8.00%
Common stock issued upon conversion | shares		20,000,000
Principal amount		$ 67,500
Common stock purchase warrant to purchase shares | shares		385,000
Gross proceeds		$ 62,500
Net proceeds		57,625
Original issue discount		5,000
Principal amount, interest		$ 5,400
Conversion ratio		0.60
Convertion terms, description		The MSC Buyer’s right to convert the MSC Note is subject to a 4.99% beneficial ownership limitation. Upon an event of default, the MSC Note shall become immediately due and payable at an amount equal to 150% of outstanding principal and accrued interest, and default interest shall accrue at the lesser of 18% per annum or the maximum rate permitted by law.
Exercise price | $ / shares		$ 0.25
Ownership percentage		4.99%
Common Stock [Member] | Stock Subscription Agreements With Accredited Investors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issued shares | shares						500,000
Share price | $ / shares						$ 0.001
Fair value						$ 12,500
Common Stock [Member] | Stock Subscription Agreements [Member]
Subsequent Event [Line Items]
Common stock purchase price | $ / shares					$ 0.15
Received cash proceeds			$ 50,000	$ 5,000
Shares issued | shares												333,334
Common Stock [Member] | Stock Subscription Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock purchase price | $ / shares					$ 0.15
Received cash proceeds			$ 50,000	$ 5,000
Shares issued | shares												333,334